Shareholders' Equity - Components of Tier 1 and Total Risk-Based Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	$ 18,335	[1]	$ 16,694	[1]
Total Tier 2 capital	895	[1]	1,446	[1]
Total risk-based capital	19,230	[1]	18,140	[1]
Total risk-weighted assets	113,322	[1]	111,180	[1]
Average assets for leverage capital purposes	336,787	[1]	315,273	[1]
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	35,959	[1]	35,363	[1]
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,562	[1]	1,068	[1]
Trust preferred securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	330	[1]	623	[1]
Goodwill And Other Intangibles
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(20,001)	[1],[2]	(20,445)	[1],[2]
Pensions/cash flow hedges
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	891	[1]	1,454	[1]
Securities valuation allowance
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(387)	[1]	(1,350)	[1]
Merchant banking investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(19)	[1]	(19)	[1]
Qualifying unrealized gains on equity securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	1	[1]	2	[1]
Qualifying subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	550	[1]	1,058	[1]
Qualifying allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	$ 344	[1]	$ 386	[1]

[1]	On a regulatory basis as determined under Basel I rules.
[2]	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,222 million at Dec. 31, 2013 and $1,310 million at Dec. 31, 2012 and deferred tax liabilities associated with tax deductible goodwill of $1,302 million at Dec. 31, 2013 and $1,130 million at Dec. 31, 2012.